N-4	Apr. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account VA B
Entity Central Index Key	0000859607
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2025
Amendment Flag	false
TA I Share II | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA I Share II | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA I Share II | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	25%	25%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	5.00%	6.00%	7.50%
65-69	6.00%	7.00%	8.50%
70-74	6.30%	7.30%	8.75%
75-79	6.75%	7.75%	9.25%
80-84	7.50%	8.50%	9.75%
85-89	8.00%	9.00%	10.75%
90-94	9.00%	10.00%	11.75%
95+	10.00%	11.00%	12.75%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.50%	5.50%	7.00%
65-69	5.50%	6.50%	8.00%
70-74	5.80%	6.80%	8.25%
75-79	6.25%	7.25%	8.75%
80-84	7.00%	8.00%	9.25%
85-89	7.50%	8.50%	10.25%
90-94	8.50%	9.50%	11.25%
95+	9.50%	10.50%	12.25%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
TA Axiom III | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA Axiom III | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA Axiom III | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	25%	25%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	5.00%	6.00%	7.50%
65-69	6.00%	7.00%	8.50%
70-74	6.30%	7.30%	8.75%
75-79	6.75%	7.75%	9.25%
80-84	7.50%	8.50%	9.75%
85-89	8.00%	9.00%	10.75%
90-94	9.00%	10.00%	11.75%
95+	10.00%	11.00%	12.75%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.50%	5.50%	7.00%
65-69	5.50%	6.50%	8.00%
70-74	5.80%	6.80%	8.25%
75-79	6.25%	7.25%	8.75%
80-84	7.00%	8.00%	9.25%
85-89	7.50%	8.50%	10.25%
90-94	8.50%	9.50%	11.25%
95+	9.50%	10.50%	12.25%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
TA B Share | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA B Share | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA B Share | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	25%	25%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	5.00%	6.00%	7.50%
65-69	6.00%	7.00%	8.50%
70-74	6.30%	7.30%	8.75%
75-79	6.75%	7.75%	9.25%
80-84	7.50%	8.50%	9.75%
85-89	8.00%	9.00%	10.75%
90-94	9.00%	10.00%	11.75%
95+	10.00%	11.00%	12.75%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.50%	5.50%	7.00%
65-69	5.50%	6.50%	8.00%
70-74	5.80%	6.80%	8.25%
75-79	6.25%	7.25%	8.75%
80-84	7.00%	8.00%	9.25%
85-89	7.50%	8.50%	10.25%
90-94	8.50%	9.50%	11.25%
95+	9.50%	10.50%	12.25%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.
TA Principium IV | TransamericaIncomeEdgeSM12RiderSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.45%
TA Principium IV | TransamericaIncomeEdgeSM12RiderJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.55%
TA Principium IV | TransamericaIncomeEdgeSM12RiderMember
Prospectus:
Fees and Costs of Benefit [Text Block]	VALUATION FREQUENCYAnnuallyMINIMUM BENEFIT AGE59This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.REQUIRED ALLOCATIONS
	Premium		Rebalance
	Minimum	Maximum	Minimum	Maximum
Stable Account*	25%	25%	N/A	N/A
Select Investment Options	0%	75%	0%	100%
Flexible Investment Options	0%	75%	0%	100%
*The stable account is excluded from rebalancingSINGLE LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Single Life Option**	Rider Years 5-7 Withdrawal Percentage Single Life Option**	Rider Years 8+ Withdrawal Percentage Single Life Option**
0-58	0.00%	0.00%	0.00%
59-64	5.00%	6.00%	7.50%
65-69	6.00%	7.00%	8.50%
70-74	6.30%	7.30%	8.75%
75-79	6.75%	7.75%	9.25%
80-84	7.50%	8.50%	9.75%
85-89	8.00%	9.00%	10.75%
90-94	9.00%	10.00%	11.75%
95+	10.00%	11.00%	12.75%
JOINT LIFE WITHDRAWAL PERCENTAGES
Age at time of first withdrawal	Rider Years 1-4 Withdrawal Percentage Joint Life Option**	Rider Years 5-7 Withdrawal Percentage Joint Life Option**	Rider Years 8+ Withdrawal Percentage Joint Life Option**
0-58	0.00%	0.00%	0.00%
59-64	4.50%	5.50%	7.00%
65-69	5.50%	6.50%	8.00%
70-74	5.80%	6.80%	8.25%
75-79	6.25%	7.25%	8.75%
80-84	7.00%	8.00%	9.25%
85-89	7.50%	8.50%	10.25%
90-94	8.50%	9.50%	11.25%
95+	9.50%	10.50%	12.25%
**The withdrawal percentage is determined by the number of rider years and the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) attainment of the minimum benefit age.